RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Legal expense	$ 46	$ 54	$ 59
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	929	1,329	1,710
Other Liabilities	402	716
Board fees	36	38	38
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	176	155	148
Related Party Three [Member]
Related Party Transaction [Line Items]
Management	468	386	286
Related Party Four [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	341	340	0
Related Party Five [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	114	139	141
Arrow Ecology And Engineering Overseas Ltd Member
Related Party Transaction [Line Items]
Expenses incurred for services	0	119	286
Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	50	50	50
Board of Directors [Member] | Related Party Four [Member]
Related Party Transaction [Line Items]
Board fees	38	36	38
Board of Directors [Member] | Au10 Tix Member
Related Party Transaction [Line Items]
Board fees	$ 103	$ 112	$ 117